CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 392,891,984	$ 486,685,563
Restricted cash	146,929,333	74,719,964
Inventories	350,851,594	244,532,463
Build-to-sell project assets	60,104,751	73,304,654
Accounts receivable, net of allowance for doubtful accounts of $97,057,810 and $69,905,290 as of December 31, 2013 and 2014, respectively	608,149,348	435,091,920
Current portion of advances to suppliers, net	46,131,229	68,252,726
Deferred income tax assets, net	25,701,241	24,202,561
Amounts due from and advances to related parties	17,492,566
Prepaid expenses and other current assets	125,094,116	114,910,682
Total current assets	1,773,346,162	1,521,700,533
Advances to suppliers, net of current portion	18,756,956	41,907,726
Advances to related parties, net of current portion	1,993,790
Property, plant and equipment, net (including build-to-own project assets of $48,148,639 and $385,477,374 as of December 31, 2013 and 2014, respectively)	1,253,542,691	889,752,609
Prepaid land use rights, net	48,075,950	43,286,631
Build-to-sell project assets		6,096,771
Deferred income tax assets, net	30,977,697	50,901,271
Investment in equity affiliates	25,568,061	11,769,730
Other noncurrent assets	47,304,503	1,813,889
TOTAL ASSETS	3,199,565,810	2,567,229,160
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	820,251,946	935,589,882
Accounts payable	742,007,176	461,147,655
Amount due to related parties	8,088,550	15,385,935
Income taxes payable	9,397,449	3,268,269
Accrued expenses and other current liabilities	170,057,665	125,151,406
Total current liabilities	1,749,802,786	1,540,543,147
Long-term borrowings, excluding current portion	22,433,705	100,502,222
Convertible senior notes	287,500,000
Accrued warranty costs	103,197,330	81,743,081
Other noncurrent liabilities	35,553,369	21,961,941
Total liabilities	2,198,487,190	1,744,750,391
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,605,057,489 and 4,261,339,014 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	42,613	36,050
Additional paid-in capital	752,384,179	663,387,912
Retained earnings	202,706,896	143,369,211
Accumulated other comprehensive income	17,710,281	15,402,931
Total Trina Solar Limited shareholders' equity	972,843,969	822,196,104
Non-controlling interests	28,234,651	282,665
Total equity	1,001,078,620	822,478,769
Commitments and contingencies (Note 18)
TOTAL LIABILITIES AND EQUITY	$ 3,199,565,810	$ 2,567,229,160